Business combinations (Details) - Business Combinations [Member] - USD ($) $ in Millions	1 Months Ended
	Jul. 19, 2019	Nov. 15, 2018
Business combinations (Details) [Line Items]
Consideration	$ 60.8
Cash consideration	49.6	$ 52.8
Estimated fair value of contingent consideration	11.2
Acquisition-related costs	$ 3.9	$ 1.3
AgileThought, LLC [Member]
Business combinations (Details) [Line Items]
Equity interest	100.00%	100.00%